BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jul. 14, 2017	Mar. 31, 2014	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Mar. 26, 2014
Amount of payable owed to former officer and director, exchanged for assets sold		$ 15,000
Number of common shares issued in exchange for certain intellectual property		38,690,000
Total number of common shares previously outstanding, cancelled during period								41,690,000
Common stock, shares outstanding			64,229,926		62,862,066		50,650,994	43,620,000
Business Development			$ 2,800,000
Prana [Member]
Common shares received in exchange for future consulting services and use of our intellectual property	5,730,000
Fair market value of common stock	$ 5,070,500
Closing price per share	$ 0.85
Prana [Member] | Subscription Agreement [Member]
Shares of investment owned	400,000
Investments in non-marketable equity securities	$ 200,000		$ 50,000	$ 50,000	$ 50,000	$ 50,000